AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 30, 2003
                                                SECURITIES ACT FILE NO. 33-12213
                                       INVESTMENT COMPANY ACT FILE NO. 811-05037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                     [X]

                   Pre-Effective Amendment No. ___                           [ ]

                   Post-Effective Amendment No. 154                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:             [X]

                   Amendment No. 155                                         [X]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                            615 East Michigan Street
                               Milwaukee, WI 53202
                    (Address of Principal Executive Offices)
                                 (414) 765-5344
               Registrant's Telephone Number, Including Area Code

                                Robert M. Slotky
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b).
[ ] on (date) pursuant to paragraph (b).
[ ] 60 days after filing pursuant to paragraph (a)(1).
[ ] on (date) pursuant to paragraph (a)(1).
[ ] 75 days after filing pursuant to paragraph (a)(2).
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                   PROSPECTUS
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                                     [LOGO]


                               THE OSTERWEIS FUND
                                        &
                                  THE OSTERWEIS
                              STRATEGIC INCOME FUND












--------------------------------------------------------------------------------


                                  June 30, 2003



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                               THE OSTERWEIS FUND
                                        &
                       THE OSTERWEIS STRATEGIC INCOME FUND
               each a series of Professionally Managed Portfolios


The Osterweis Fund is a no-load mutual fund that seeks to attain long-term total returns by investing primarily in common stocks. The Osterweis Strategic Income Fund is a no-load mutual fund that seeks to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation by investing primarily in income bearing securities, including a wide range of debt and dividend-paying equity securities. Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC (each an "Adviser," together the "Advisers"), are the investment advisers to The Osterweis Fund and The Osterweis Strategic Income Fund, respectively.



                                Table of Contents


AN OVERVIEW OF THE FUNDS.......................................................2


PERFORMANCE....................................................................4


FEES AND EXPENSES..............................................................5


INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES......................6


PRINCIPAL RISKS OF INVESTING IN THE FUNDS......................................8


MANAGEMENT OF THE FUNDS........................................................9


SHAREHOLDER INFORMATION.......................................................10


PRICING OF FUND SHARES........................................................14


DIVIDENDS AND DISTRIBUTIONS...................................................14


TAX CONSEQUENCES..............................................................15


FINANCIAL HIGHLIGHTS..........................................................15


PRIVACY NOTICE................................................................18




This combined Prospectus sets forth basic information about The Osterweis Fund and The Osterweis Strategic Income Fund (the "Funds") that you should know before investing. It should be read and retained for future reference.


                  The date of this Prospectus is June 30, 2003


                               The Osterweis Funds

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' The Osterweis Fund seeks to attain long-term total returns. INVESTMENT
OBJECTIVES?

                    The Osterweis Strategic Income Fund seeks to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation.


WHAT ARE THE        The  Osterweis  Fund invests  primarily in common  stocks of
FUNDS' PRINCIPAL    companies   that  the  Adviser   believes   offer   superior
INVESTMENT          investment  value.  In  selectinginvestments,   the  Adviser
STRATEGIES?         focuses on companies  that it believes to be  undervalued or
                    otherwise   out-of-favor  in  the  market,   but  that  have
                    attractive growth prospects.


                    The Osterweis Strategic Income Fund invests primarily in income bearing securities, including a wide range of debt and dividend-paying equity securities. The Adviser will adjust the allocation of the Fund's assets among these securities as dictated by changes in interest rates as well as the overall economic environment.




WHAT ARE THE        There  is the  risk  that  you  could  lose  money  on  your
PRINCIPAL RISKS investment in the Funds. For example, the market in general, OF INVESTING IN in which the Funds invest, may fall or the Adviser may be
THE FUNDS?          incorrect in its expectations  about the direction or extent of market movements. In addition, the following risks could affect the value of your investment:

                    In The Osterweis Fund

                    o Interest rates go up which can result in lower equity valuations
                    o Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
                    o Foreign securities in the Fund's portfolio may be less liquid and more volatile than domestic securities

                    In The Osterweis Strategic Income Fund

                    o    Interest rates go up causing bond prices to fall
                    o The issuer of a fixed income security held by the Fund may fail to make timely payments of interest or principal, particularly the below investment grade securities held by the Fund
                    o Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
                    o    Foreign  securities in the Fund's portfolio may be less
                         liquid and more volatile than domestic securities
                    o    The value of the Fund's shares may fluctuate  more than
                         shares of a mutual fund that invests in a broader range of issuers

WHO MAY WANT        The Osterweis Fund may be appropriate for investors who:
To INVEST
IN THE FUNDS?       o    Are pursuing a long-term goal such as retirement
                    o    Want to add an equity  investment  to  diversify  their
                         investment portfolio
                    o    Are willing to accept higher short-term risk along with
                         higher potential for long-term growth of capital

                    The Osterweis Fund may not be appropriate for investors who:

                    o    Need regular income or stability of principal
                    o    Are pursuing a short-term goal

                    The Osterweis Strategic Income Fund may be appropriate for investors who:

                    o    Are pursuing a long-term goal such as retirement
                    o Are seeking an above-average level of current income consistent with capital preservation
                    o Are able to tolerate the risks associated with investments in high yield bonds and convertible securities

                    The Osterweis Strategic Income Fund may not be appropriate for investors who:

                    o    Are seeking an equity investment for their portfolio
                    o    Are pursuing a short-term goal


PERFORMANCE

     The following performance information indicates some of the risks of investing in The Osterweis Fund. The bar chart below illustrates how the Fund's total return has varied from year to year. The table below illustrates the Fund's average total return over time compared with a broad-based market index. This past performance (before and after taxes) will not necessarily continue in the future. Because The Osterweis Strategic Income Fund has not been in operation for a full calendar year, there is no performance information available at this time.

[BAR CHART]

1994:   -1.16%
1995:   14.78%
1996:   16.11%
1997:   28.25%
1998:   18.62%
1999:   67.41%
2000:    7.38%
2001:   -9.84%
2002:  -11.67%


*    The Osterweis Fund's year-to-date return as of 3/31/03 was -0.24%.


     During the period shown in the bar chart, the Fund's highest quarterly return was 31.52% for the quarter ended December 31, 1999, and the lowest quarterly return was -16.20% for the quarter ended September 30, 1998.


Average Annual Total Returns as of December 31, 2002
                                                                Since Inception
The Osterweis Fund                             1 Year  5 Years     (10/1/93)
                                               ------  -------     ---------
     Return Before Taxes                      -11.67%  11.17%        12.59%
     Return After Taxes on Distributions(1)   -11.76%   9.44%        11.08%
     Return After Taxes on Distributions and
         Sale of Fund Shares(1)                -7.16%   9.25%        10.51%
S&P 500 Index(2)                              -22.11%  -0.59%        9.21%

 ------------

(1) The after-tax returns shown below are intended to show the impact of assumed federal income taxes on an investment in The Osterweis Fund. The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").
(2) The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.


FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                            The    The Osterweis
                                                         Osterweis   Strategic
                                                            Fund    Income Fund
    Shareholder Fees
    (fees paid directly from your investment)
    Maximum sales charge (load) imposed on purchases        None      None
    Redemption Fee (as a percentage of amount redeemed)(1)  2.00%     2.00%
    Maximum deferred sales charge (load)                    None      None

    Annual Fund Operating Expenses
    (expenses that are deducted from Fund assets)

    Management Fees                                         1.00%     1.00%
    Distribution and Service (12b-1) Fees                   None      None
    Other Expenses(2)                                       0.41%     1.92%
    Total Annual Fund Operating Expenses                    1.41%     2.92%
             Less Expense Reimbursement                      N/A     -1.42%
     Net Annual Fund Operating Expenses                     1.41%     1.50%(3)


(1) The Redemption Fee applies only to those shares that have been held for less than 30 days. The fee is payable to the applicable Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(2) Other expenses include custodian, transfer agency, and other customary Fund expenses and are based on the Funds' prior fiscal years.

(3) The Adviser has contractually agreed to waive its fees and/or pay fund expenses in order to limit Total Annual Fund Operating Expenses for shares of The Osterweis Strategic Income Fund to 1.50% for at least the period shown in the example below. The contract's term is indefinite and may be terminated only by the Board of Trustees. The Adviser is permitted to seek reimbursement from The Osterweis Strategic Income Fund, subject to limitations, for fees it waives and/or Fund expenses it pays over the following three years after such waiver or payment.

   Example

     This Example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.


     The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that each Fund's operating expenses remain the same. The figures below are based on net annual fund operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

----------------------------------- ---------- ---------- ---------- -----------
                                     1 Year     3 Years    5 Years    10 Years
----------------------------------- ---------- ---------- ---------- -----------
The Osterweis Fund                    $144       $446       $771       $1,691
The Osterweis Strategic Income Fund   $153       $474       $818       $1,791
----------------------------------- ---------- ---------- ---------- -----------



INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     Each Fund has its own investment objectives and strategies. The objectives and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Funds' Trustees without shareholder approval. If a Fund changes this investment objective or strategies, it will notify shareholders at least 60 days in advance of the change.

The Osterweis Fund

     The investment objective of the Fund is to seek to attain long-term total returns. Long-term total returns consist of growth of capital and current income.

     The Fund emphasizes the purchase of common stocks of companies that the Adviser believes offer superior investment value. The Adviser focuses on the securities of companies that it believes to be undervalued or otherwise out-of-favor in the market. The stock prices of such companies may be depressed by visible near-term problems and not reflect the companies' long-term prospects. The Adviser places particular emphasis on the analysis of a company's ability to generate cash and its management's deployment of this cash and on a company's longer-term growth prospects.

     The Adviser also seeks under-researched, high growth situations that it believes can be purchased at modest valuations as well as companies with substantial unrecognized assets and improving earnings prospects. As such companies achieve greater visibility and their stocks are accorded valuations more in line with the growth rates, the Adviser is inclined to regard them as candidates for sale, in order to reduce the risk of future earnings disappointments.

     Although not a principal investment strategy, the Fund may also invest in convertible securities and up to 20% of its assets in equity securities of foreign issuers and/or depositary receipts that are traded on domestic or foreign exchanges and that evidence ownership of foreign equity securities.

     The Fund anticipates that it will have a low rate of portfolio turnover. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and the distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading may also lead to lower transaction costs, which could help to improve performance. The Fund can make no assurances, however, that such benefits will be realized.

The Osterweis Strategic Income Fund


     The investment objective of the Fund is to seek to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation.

     The Fund invests its assets across a broad spectrum of predominantly income-producing debt and equity securities. This includes, but is not limited to domestic high yield (higher risk, fixed income securities), convertible bonds, investment grade corporate debt, U.S. Government and Agency obligations, U.S. dollar denominated foreign debt, preferred stock and dividend-paying common stock. Some of the above may be accompanied by a warrant, which is a right to acquire the issuer's stock at a pre-determined price. The Fund may also invest in zero-coupon U.S. Government debt, zero-coupon corporate debt and money market instruments. From time to time, the Fund may allocate up to 100% of its assets to one or more of the above security types. Over time, the relative performance of these disparate security types has not shown a high correlation. There are periods of time when it has been advantageous to overweight one or more asset classes over another (i.e. non-investment grade bonds vs. government obligations). This allocation, as well as the Fund's allocation among various fixed-income securities, will be made on the basis of the portfolio manager's assessment of global opportunities for high income and high investment return considered against the risk of each type of investment.


     The Fund will at times be invested in fixed-income securities with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade), while at other times the Fund may emphasize one particular maturity or credit quality. The terms "investment grade" and "non-investment grade" refer to the credit quality of fixed-income securities as established by a recognized rating agency, such as Standard & Poor's or Moody's Investors Service, Inc. In selecting securities for the Fund's portfolio, however, the Adviser will not rely exclusively on the ratings assigned by ratings agencies, but will perform its own independent investment analysis to evaluate the creditworthiness of the issuer. In such instance the Adviser would consider a variety of factors, including the issuer's experience and managerial strength, its sensitivity to economic conditions, and its current and expected future financial condition.

     A fixed-income security represents an obligation of an issuer to repay a loan of money to it and generally provides for the payment of interest. These include bonds, notes, and debentures. The Fund may invest in senior and subordinated debt securities. Subordinated debt is more risky because its holder will be paid only after the holders of senior debt securities are paid. The Fund may invest in "zero coupon bonds," which are debt securities that typically pay interest only at maturity rather than periodically during the life of the security and are issued at a significant discount from their principal amount.

     Under normal market conditions, however, the Fund will invest a substantial portion of its assets in high yield, lower rated debt securities, including convertible securities. Lower rated securities generally pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund seeks to invest in securities offering the highest yield and expected total return without taking on an excessive amount of risk. In fact, the Fund may at times invest up to 100% of its total assets in debt securities that are rated below investment grade, sometimes referred to as "junk bonds." At other times the Fund may choose to invest up to 100% of its total assets in government obligations and other investment grade securities. High yield debt issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid takeover or buyout, and firms with heavy debt loads.

     The Adviser takes an aggressive approach to investing while seeking to control risk through credit analysis, economic analysis, interest rate forecasts and review of sector trends, and is not constrained by any particular style of investing. The Adviser uses a research driven model that relies on in-depth industry expertise and uses both quantitative and qualitative analysis to evaluate companies. As a "bottom-up" investor, the Adviser focuses primarily on individual securities.

     The Adviser will sell a security when appropriate and consistent with the Fund's investment objectives and policies or when conditions affecting relevant markets, particular industries or individual issues warrant such action, regardless of the effect on the Fund's portfolio turnover rate. The Fund's annual portfolio turnover rate, therefore, may vary substantially from year to year. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

Temporary or Cash Investments

     Under normal market conditions, the Funds will stay fully invested according to their principal investment strategies as noted above. However, each Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents and short-term debt securities and money market instruments in response to adverse market, economic or political conditions. This may result in a Fund not achieving its investment objective. For longer periods of time, a Fund may hold a substantial cash position. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested. To the extent a Fund uses a money market fund for its cash position, there will be some duplication of expenses because a Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

     The principal risks that may adversely affect a Fund's net asset value or total return have previously been summarized under "An Overview of the Funds." These risks are discussed in more detail below.

     Market Risk. Both Funds are subject to general market risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     Small Capitalization Risk. A Fund may wish to take advantage of attractive investment opportunities of start-up companies or companies with small and medium size market capitalization. Such companies are subject to certain risks such as narrower markets, fewer products or services to offer and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund's assets.

     Management Risk. Management risk means that your investment in a Fund varies with the success or failure of the Adviser's investment strategies and the Adviser's research, analysis and selection of portfolio securities. If the Adviser's investment strategies do not produce the expected results, your investment could be diminished or even lost.

     Foreign Investment Risk. A Fund's investments in foreign securities involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject.

     Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may also be less liquid and more volatile than U.S. markets. Rapid increases in money supply may result in speculative investing, contributing to volatility. Foreign markets may offer less protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments.

     In addition, The Osterweis Strategic Income Fund is also subject to the following principal risks:

     Interest Rate Risk. The market values of fixed income securities are inversely related to actual changes in interest rates. When interest rates rise, the market value of the Fund's fixed-income securities may decrease. If this occurs, the Fund's net asset value may also decrease. Moreover, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security.

     Credit Risk. If issuers of fixed income securities in which the Fund invests experience unanticipated financial problems, the issue is likely to decline in value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal.

     High Yield Securities Risk. Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances. High yield, high risk, and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding.


     Municipal Securities Risk. The Fund may have a portion of its assets invested in various municipal securities which depend on the ability of the issuers of the municipal securities to continue to meet their obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.


     Sector Concentration Risk. Because issuers of lower-rated bonds tend to be heavily represented in particular sectors, the Fund, from time to time, may have concentrated positions in one or more sectors subjecting the Fund to sector concentration risk. This is the risk that the Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. Sectors possess particular risks that may not affect other sectors. The Adviser's judgment about which sectors offer the greatest potential for financial reward consistent with the Fund's objective will change over time, and the Fund may concentrate its investments in any number of different sectors.

     Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an issuer under the Investment Company Act of 1940. This means that the Fund's shares may be volatile and fluctuate more than shares of a fund that invests in a broader range of issuers because the Fund is tied more closely to the adverse economic, political or regulatory developments affecting that issuer.

MANAGEMENT OF THE FUNDS

     Investment Advisers


     Osterweis Capital Management, Inc. is the investment adviser to The Osterweis Fund. The Adviser has provided investment advisory services to individual and institutional accounts since 1983. Osterweis Capital Management, LLC is the investment adviser to The Osterweis Strategic Income Fund. The Adviser has provided investment advisory services to individual and institutional accounts since 1997. As of June 30, 2003, the Advisers had combined assets under management in excess of $1.9 billion.

     The Advisers are affiliated entities whose address is One Maritime Plaza, Suite 800, San Francisco, CA 94111. The Advisers provide the Funds with advice on buying and selling securities. The Advisers also furnish the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. For their services, each Fund pays the applicable Adviser a management fee, calculated daily and payable monthly, equal to 1.00% of its average daily net assets. For the fiscal year ended March 31, 2003, Osterweis Capital Management, Inc. received advisory fees of 1.00% of The Osterweis Fund's average daily net assets.


   Portfolio Managers

     The Osterweis Fund. Mr. John S. Osterweis, President, Chief Investment Officer and Director of the Adviser, is primarily responsible for the management of the Fund's portfolio. Mr. Osterweis has over thirty years of securities analysis and portfolio management experience. He has held his current position with the Adviser for over five years.

     The Osterweis Strategic Income Fund. Mr. Carl P. Kaufman is the lead portfolio manager primarily responsible for the management of the Fund's portfolio. Before joining the Adviser in 2002 as portfolio manager for the fixed income strategy of the Adviser's accounts, Mr. Kaufman worked for 3 years with Robertson, Stephens and Co., a financial services company. Prior to that, Mr. Kaufman worked for 19 years at Merrill Lynch, where he specialized in convertible and equity securities sales and trading. An investment team led by Mr. Osterweis will assist in managing the Fund.


   Fund Expenses

     The Funds are responsible for their own operating expenses. At times, however, the Adviser may reduce its fees and/or pay expenses of The Osterweis Strategic Income Fund in order to reduce such Fund's Total Annual Operating Expenses. Any reduction in advisory fees or payment of expenses made by the Adviser are subject to reimbursement by The Osterweis Strategic Income Fund if requested by the Adviser in subsequent fiscal years. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Osterweis Strategic Income Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

SHAREHOLDER INFORMATION

   How to Buy Shares

     For each Fund, to open an account you must invest at least the minimum amount as indicated below.

------------------------------------ ------------------ ------------------
                                          To Open           To Add to
Minimum Investments                    Your Account       Your Account
------------------------------------ ------------------ ------------------
Regular Accounts                         $100,000            $1,000*

Retirement and Tax-Deferred Accounts      $3,000             $1,000*
------------------------------------ ------------------ ------------------

     The minimum initial investment required to open a Fund account depends on the nature of the account. For regular accounts, each Fund requires an initial investment of $100,000. For retirement and tax-deferred accounts (IRAs, SEP-IRAs, 401(k) accounts, pension and profit sharing plans, UGMA/UTMA accounts, etc.), an initial investment of $3,000 is required. To add to existing accounts, each Fund requires a minimum investment of $1,000 for all accounts. Initial investments in a Fund may be made in any amount in excess of this amount.

* After you have opened a Fund account, you also may make automatic subsequent monthly investments with $250 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by a Fund.


     You may purchase shares of a Fund by check, wire or Electronic Funds Transfer. Shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form. All purchases by check must be in U.S. dollars. Third party checks, cash, money orders and cashier's checks under $10,000 will not be accepted. A charge will be imposed if your check does not clear. The Funds do not issue share certificates. The Funds reserve the right to reject any purchase in whole or in part.


   By Check

     If you are making an initial investment in a Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "The Osterweis Funds, [Name of Fund]") to:

Regular Mail                            Overnight Delivery
------------                            ------------------
The Osterweis Funds                     The Osterweis Funds
[Name of Fund]                          [Name of Fund]
c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                            615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                Milwaukee, WI  53202

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

     If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it together with a check made payable to "The Osterweis Funds, [Name of Fund]" in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

     By Wire

     Please call the Transfer Agent toll free at (866) 236-0050 prior to sending a wire in order to obtain a confirmation number and to ensure prompt and accurate handling of the funds. Call the Transfer Agent between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Ask your bank to transmit immediately available funds by wire in the amount of your purchase to:

   U.S. Bank, National Association
   777 East Wisconsin Ave.
   Milwaukee, WI 53202
   ABA Routing #0420-0001-3
   Credit: U.S. Bancorp Fund Services, LLC
   DDA #112-952-137
   Further Credit:  The Osterweis Funds, [Name of Fund]
                    (shareholder name and account number)

     If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent at (866) 236-0050. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

     Through Brokers

     You may buy and sell shares of a Fund through certain brokers (and their agents) that have made arrangements with that Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds' Transfer Agent, and you will pay or receive the next price calculated by a Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Adviser may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of a Funds' prospectus.

     By Payment in Kind

     In addition to cash purchases, each Fund may, at its discretion, accept the purchase of Fund shares with a payment "in kind" in the form of shares of stock, bonds or other securities. Generally, any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Adviser. If you purchase Fund shares in this manner, you will realize a capital gain or loss for federal income tax purposes on each security tendered.

     Automatic Investment Plan


     For your convenience, the Funds offer an Automatic Investment Plan. Under this Plan, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking account an amount that you wish to invest, which must be at least $250. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. A Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing. A fee will be charged if your bank does not honor the Automatic Investment Plan draft for any reason.


     Retirement Plans


     You may invest in the Funds by establishing a tax-sheltered individual retirement account ("IRA"). The Funds each offer Traditional, Roth, SIMPLE and SEP IRAs. For details concerning Retirement Accounts (including service fees), please call the Transfer Agent toll free at (866) 236-0050. If you wish to open a Section 403(b) or other retirement plan, please contact the Transfer Agent.


     How to Sell Shares

     You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business.


     You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. Send your redemption request to:


Regular Mail                            Overnight Delivery
------------                            ------------------
The Osterweis Funds                     The Osterweis Funds
[Name of Fund]                          [Name of Fund]
c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                            615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                Milwaukee, WI  53202

     Redemption proceeds will be processed on the next business day and mailed to the address that appears on the Transfer Agent's records.

     A signature guarantee of each owner is required to redeem shares in the following situations: o If you change ownership on your account o When you want the redemption proceeds sent to a different address than that on the account o If proceeds are to be made payable to someone other than the account's owner(s)
o Any redemption transmitted by federal wire transfer to a bank other than your bank of record o If a change of address request has been received by the Transfer Agent within the last 30 days


     Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries are not acceptable guarantors.


     If you complete the Redemption by Telephone portion of the Account Application, you can also redeem shares by calling the Transfer Agent toll free at (866) 236-0050. You may redeem all or some of your shares by Electronic Funds Transfer to a properly authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption. For a $15.00 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank account. The proceeds usually arrive at your bank, the first banking day after we process your redemption. If you have a retirement account, you may not redeem shares by telephone.

     When you establish telephone privileges, you are authorizing a Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before executing an instruction received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Funds may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders. You may request telephone redemption privileges after your account is opened by sending in a signed letter of instruction.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by a Fund.

     If you did not purchase your shares with a certified check or wire, a Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     A Fund may redeem the shares in your account if the value of your account is less than $1,500 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,500 before a Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,500 before the Fund takes any action.

     Short-Term Trading

     The Funds are intended for long-term investors. Short-term "market-timers" who engage in frequent purchases and redemptions can disrupt a Fund's investment program and create additional transaction costs that are borne by all of a Fund's shareholders. For these reasons, each Fund will assess a 2.00% fee on the redemption of Fund shares held for less than 30 days. This fee is paid to a Fund to help offset transaction costs and administrative expenses. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. This fee does not apply to Fund shares acquired through the reinvestment of dividends. Each Fund reserves the right to change the terms and amount of this fee upon at least 60 days' notice to shareholders.

     Redemption in Kind

     Each Fund reserves the right, at its discretion, to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund's portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

     Systematic Withdrawal Program

     As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. You may call the Transfer Agent toll free at
(866) 236-0050 to arrange for regular monthly or quarterly fixed withdrawal payments. In order to participate in this Program, you must redeem a minimum amount of $100 per payment and your Fund account must maintain a value of at least $100,000. This Program may be terminated at any time by the Funds.

     A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. You may also elect to terminate your participation in this Program at any time by calling the Transfer Agent at (866) 236-0050.

     Exchange Privilege

     Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of the other Fund on any business day by contacting the Funds' Transfer Agent directly. This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another, as a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the NYSE will be made at that day's closing NAV. The Funds reserve the right to refuse any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in, or has a history of, excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

     Because excessive trading can hurt a Fund's performance and shareholders, the Funds reserve the right to, without notice, temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict any exchange that would not be, in the judgment of the Funds, in the best interest of a Fund or its shareholders. Also, because exchanges involve both the sale and purchase of shares, they are subject to the Funds' 2.00% redemption fee for those shares held for less than 30 days.

PRICING OF FUND SHARES


     The price of each Fund's shares is based on the Fund's net asset value. This is calculated by dividing a Fund's assets, minus its liabilities, by the number of shares outstanding. A Fund's assets consist of the market value of securities held in its portfolio, plus any cash and other assets. A Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.


     The net asset value of each Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS

     The Osterweis Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Osterweis Strategic Income Fund will pay dividends at least quarterly and distribute capital gains, if any, at least annually. A Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

     All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

TAX CONSEQUENCES

     The Funds intend to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

     By law, a Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

     If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS


     The following tables show the financial performance of The Osterweis Fund and The Osterweis Strategic Income Fund for the stated periods. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. For The Osterweis Fund, the information has been audited by Tait, Weller & Baker, independent auditors, for the fiscal year ended March 31, 2003, and by other auditors for previous years. For The Osterweis Strategic Income Fund, the information has been audited by Tait, Weller & Baker. Tait, Weller & Baker's report and the Funds' financial statements are included in the Annual Report, which is available upon request.



For a capital share outstanding throughout each year for The Osterweis Fund


                                                              Fiscal Year Ended March 31,
                                                2003       2002      2001        2000        1999
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year              $19.81    $20.72     $26.93      $17.97      $16.99
                                                ------    ------     ------      ------      ------

Income from investment operations:
Net investment income (loss)                      0.19      0.05       0.07       (0.10)      (0.04)
Net realized and unrealized gain (loss) on
  investments                                    (3.05)    (0.70)     (1.74)      11.04        2.62
                                                 ------    ------     ------      -----        ----
Total from investment operations                 (2.86)    (0.65)     (1.67)      10.94        2.58
                                                 ------    ------     ------      -----        ----

Less distributions:
From net investment income                       (0.05)    (0.05)     (0.01)
                                                                                   -           -
From net realized gain                               -     (0.21)     (4.53)      (1.98)      (1.60)
                                                 ------    ------     ------      ------      ------
Total distributions                              (0.05)    (0.26)     (4.54)      (1.98)      (1.60)
                                                 ------    ------     ------      ------      ------
Net asset value, end of year                    $16.90    $19.81     $20.72      $26.93      $17.97
                                                ======    ======     ======      ======      ======
Total return                                    (14.45)%   (3.04)%    (6.38)%     63.16%      17.20%

Ratios/supplemental data:
Net assets, end of year (millions)               $71.6     $69.7      $52.9       $48.0       $25.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or
        recouped                                  1.41%     1.43%      1.45%       1.45%       1.69%
After fees waived and expenses
        absorbed or recouped                      1.41%     1.43%      1.45%       1.57%       1.75%

Ratio of net investment income
         (loss) to average net assets:
Before fees waived and expenses absorbed or
        recouped                                  1.23%     0.33%      0.37%      (0.36%)     (0.21%)
After fees waived and expenses
        absorbed or recouped                      1.23%     0.33%      0.37%      (0.48%)     (0.27%)
Portfolio turnover rate                          34.26%    48.85%     31.77%      38.58%      31.19%




   For a capital share outstanding throughout the period for The Osterweis Strategic Income Fund

                                                             Period Ended
                                                            March 31, 2003*
---------------------------------------------------------------------------
Net asset value, beginning of period                             $10.00
                                                                 ------

Income from investment operations:
Net investment income                                             0.26
Net realized and unrealized gain on investments                   0.43
                                                                 ------
Total from investment operations                                  0.69
                                                                 ------

Less distributions:
From net investment income                                       (0.26)
From net realized gain                                               -
                                                                 ------
Total distributions                                              (0.26)
                                                                 ------
Net asset value, end of period                                  $10.43
                                                                 ======
Total return                                                      6.95%^

Ratios/supplemental data:
Net assets, end of period (millions)                             $13.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed                          2.92%+
After fees waived and expenses absorbed                           1.50%+

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed                          4.51%+
After fees waived and expenses absorbed                           5.93%+
Portfolio turnover rate                                          60.91%^

*    Fund commenced operations on August 30, 2002.
^    Not annualized.
+    Annualized.




PRIVACY NOTICE

     The Funds and the Advisers collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

     We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

     In  the  event  that  you  hold  shares  of  a  Fund  through  a  financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.




--------------------------------------------------------------------------------

                               THE OSTERWEIS FUND
                                        &
                       THE OSTERWEIS STRATEGIC INCOME FUND

               each a series of Professionally Managed Portfolios

For investors who want more information about the Funds, the following documents are available free upon request:


Annual/Semi-Annual Reports: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus. You may receive free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                       Telephone: (866) 236-0050 toll-free

You can review and copy information including the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Funds are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


--------------------------------------------------------------------------------

               (The Trust's SEC Investment Company Act file number is 811-05037)




                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 30, 2003


                               THE OSTERWEIS FUND
                                        &
                      THE OSTERWEIS STRATEGIC INCOME FUND,
                                each a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                          One Maritime Plaza, Suite 800
                             San Francisco, CA 94111
                   (866) 236-0050 toll free or (415) 434-4441


     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated June 30, 2003, as may be revised, of The Osterweis Fund and The Osterweis Strategic Income Fund (each a "Fund," collectively the "Funds"), each a series of Professionally Managed Portfolios (the "Trust"). Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC (each an "Adviser," together the "Advisers") are the investment advisers to The Osterweis Fund and The Osterweis Strategic Income Fund, respectively. A copy of the Funds' Prospectus is available by calling either of the numbers listed above.

     The Osterweis Fund's audited financial statements for the fiscal year ended March 31, 2003 and The Osterweis Strategic Income Fund's audited financial statements for the fiscal period August 30, 2002 through March 31, 2003, are incorporated herein by reference to the Funds' Annual Report dated March 31, 2003. A copy of the Annual report may be obtained without charge by calling or writing the Funds as shown above.


                                TABLE OF CONTENTS

TABLE OF CONTENTS..............................................................1
THE TRUST......................................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2
INVESTMENT RESTRICTIONS.......................................................15
DISTRIBUTIONS AND TAX INFORMATION.............................................17
TRUSTEES AND EXECUTIVE OFFICERS...............................................19
THE FUNDS' INVESTMENT ADVISERS................................................24
SERVICE PROVIDERS.............................................................25
PRINCIPAL UNDERWRITER AND DISTRIBUTOR.........................................26
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................27
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................29
DETERMINATION OF SHARE PRICE..................................................31
PERFORMANCE INFORMATION.......................................................32
PROXY VOTING POLICY...........................................................35
ANTI-MONEY LAUNDERING PROGRAM.................................................36
GENERAL INFORMATION...........................................................36
FINANCIAL STATEMENTS..........................................................37
APPENDIX......................................................................39


                                    THE TRUST


     The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Funds.


     The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

     The Funds each have different investment objectives and strategies as discussed below. Unless otherwise noted, all of the investment policies and strategies described in the Funds' Prospectus or hereafter are non-fundamental, which means that they may be changed by action of the Board of Trustees, without shareholder approval. There are no assurances that a Fund will achieve its objective.


     The Osterweis Fund is a no-load mutual fund with the investment objective of seeking to attain long-term total returns. The Fund is diversified (see fundamental investment restriction 7 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.

     The Osterweis Strategic Income Fund is a no-load mutual fund with the investment objective of seeking to preserve capital and attain long-term total returns through a combination of current income and moderate capital appreciation by principally investing in income bearing securities, including a wide range of debt and dividend-paying equity securities. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) of more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.


     The following information supplements the discussion of each Fund's investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund's objective will be attained.

Equity Securities

     The Funds may invest in equity securities consistent with each Fund's investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Please see "Preferred Stock" below. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Convertible Securities and Warrants" below.

     To the extent a Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

Convertible Securities and Warrants

     The Funds may invest in convertible securities and warrants, or similar rights. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

Preferred Stock

     The Funds may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Repurchase Agreements

     The Funds may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Funds may enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities would generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by such Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, such Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, such Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased by a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by a Fund plus accrued interest, and a Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements

     The Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's Custodian. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

When-Issued Securities

     The Funds may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to such Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, such Fund would earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that their net asset value or income will be adversely affected by their purchase of securities on a when-issued basis. The Funds' Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Illiquid Securities


     The Funds may not invest more than 15% of the value of their net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisers will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with each Fund's investment restrictions.


     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the 1933 Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Fixed-Income Securities

     The Adviser may purchase fixed-income securities and convertible bonds for each Fund's portfolio in pursuing its investment goal, though equity securities are the primary focus for The Osterweis Fund. For The Osterweis Fund, the Adviser prefers to purchase fixed-income securities during times of high real interest rates or when it believes that the outlook for the equity markets is sufficiently unsettled to warrant building yield into such Fund's portfolio. For The Osterweis Strategic Income Fund, the purchase of fixed-income securities is part of the Fund's principal investment strategy.

     Fixed-income securities eligible for purchase by The Osterweis Fund include investment grade corporate debt securities, those rated BBB or better by
Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"). Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics. The Osterweis Fund reserves the right to invest up to 30% of its assets in securities rated lower than BBB by S&P or lower than Baa by Moody's but rated at least B by S&P or Moody's (or, in either case, if unrated, deemed by the Adviser to be of comparable quality). As set forth in the Funds' Prospectus, The Osterweis Strategic Income Fund will invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

     Lower-rated securities, often called "junk bonds," generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline proportionately more than a Fund consisting of higher-rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by such Fund and increasing the exposure of that Fund to the risks of lower-rated securities.

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. If a security's rating is reduced while it is held by a Fund, the Adviser will consider whether such Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in the Appendix.

     The Osterweis Strategic Income Fund ("Strategic Income Fund") may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Strategic Income Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause The Strategic Income Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, The Strategic Income Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Municipal Securities

     The Strategic Income Fund may be invested in municipal securities. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities").

     Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, street, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

     The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

     The Strategic Income Fund's investments may include, but are not limited to, the following types of municipal securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality's pledge of taxation. There are no restrictions on the maturity of municipal securities in which The Strategic Income Fund may invest. The Adviser will select Municipal Securities based upon its belief in those securities that will produce current income consistent with prudent investment and The Strategic Income Fund's investment objective.

     The Strategic Income Fund may also purchase some municipal securities with variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis (i.e. every 30 days). Many variable rate municipal securities are subject to payment of principal on demand, usually in not more than seven days. If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Adviser believes the security cannot be sold within seven days, the Adviser may consider the security to be illiquid. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed-income obligations. Many municipal securities with variable interest rates are subject to repayment of principal (usually within seven days) on demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

     The financial institutions from which The Strategic Income Fund may purchase participation interests frequently provide, or secure from other financial institutions, irrevocable letters of credit or guarantees and give the Fund the right to demand payment on specified notice (normally within 30 days) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased. By purchasing participation interests, the Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

     Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. Any adverse economic conditions or developments affecting the states or municipalities could impact The Strategic Income Fund's portfolio.

U.S. Government Securities

     U.S. Government securities in which the Funds may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.

     All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment.

     Among the U.S. Government securities that may be purchased by the Funds are "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates," both of which represent pools of mortgages that are assembled, with interests sold in the pool. Payments of principal (including prepayments) and interest by individual mortgagors are "passed through" to the holders of interests in the pool; thus each payment to holders may contain varying amounts of principal and interest. Prepayments of the mortgages underlying these securities may result in a Fund's inability to reinvest the principal at comparable yields. Mortgage-backed securities also include "collateralized mortgage obligations," which are similar to conventional bonds in that they have fixed maturities and interest rates and are secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

Foreign Securities


     As stated in the Funds' Prospectus, the Strategic Income Fund may invest up to 100% of its assets in foreign securities, either directly or through depositary receipts (see below). The Osterweis Fund may invest up to 20% of its total assets in securities of foreign issuers. Each Fund may also invest without limit in securities of foreign issuers that are listed and traded on a U.S.
national securities exchange. The Adviser usually buys securities of leading foreign companies that have well recognized franchises and are selling at a discount to the securities of similar domestic businesses, but is not obligated to do so.


     American Depositary Receipts and European Depositary Receipts. Among the means through which the Funds may invest in foreign securities is the purchase of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs, and GDRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

     Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

     Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     Taxes. The interest and dividends payable on some of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     Costs. To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Options and Futures Transactions

     To the extent consistent with its investment objective and policies, a Fund may purchase and write call and put options on securities, securities indices and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets. The Funds have no present intention of engaging in such transactions.

     Transactions in options on securities and on indices involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Fund, such Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by such Fund, movements in the index may result in a loss to such Fund; such losses may be mitigated or exacerbated by changes in the value of a Fund's securities during the period the option was outstanding.

     Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of such Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. A Fund may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Funds will segregate liquid assets, (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover their obligations under options and futures contracts to avoid leveraging.

Short-Term Investments

     The Funds may invest in any of the following securities and instruments:

     Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Funds may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Funds also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Commercial Paper and Short-Term Notes. The Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.

     Sector Concentration


     Because issuers of lower-rated fixed income securities tend to be represented in particular sectors, the Strategic Income Fund may, from time to time, have greater than 25% of its assets in one market sector. To the extent that the Strategic Income Fund concentrates in one or more sectors, it may be subject to the risks affecting that sector more than would a more broadly diversified fund. The Adviser's judgment about which sectors offer the greatest potential for long-term financial reward may, and likely will, change over time. In fact, the Strategic Income Fund may concentrate its investments in any sector, depending on its investment strategy.


     Investment Company Securities

     The Funds may invest in shares of other investment companies. The Funds may invest in money market mutual funds in connection with their management of daily cash positions. The Funds currently intend to limit their investments in securities issued by other investment companies so that: (a) no more than 5% of a Fund's total net assets will be invested in an one investment company; (b) no more than 10% of a Fund's total net assets will be invested in all other investment companies as a whole; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Funds bear directly in connection with its own operation, the Funds would also bear its pro rata portions of each other investment company's advisory and operational expenses.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund's outstanding voting securities as defined in the 1940 Act. Each Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

        (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

     4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the Prospectus and in this Statement of Additional Information).


     5. With respect to The Osterweis Fund, invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or sector. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) With respect to the Strategic Income Fund, concentrate its investments in any one sector if, as a result, more than 80% of its assets will be invested in such sector. The Strategic Income Fund will not invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry.

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.


     7. With respect to The Osterweis Fund, purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of its assets may be invested without regard to this limitation.


     The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:

     1. Purchase any security if as a result a Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.


     2. Invest in any issuer for purposes of exercising control or management.


     3. Invest in securities of other investment companies except as permitted under the 1940 Act.


     4. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.


     5. With respect to fundamental investment restriction 2(a) above, purchase portfolio securities while outstanding borrowings exceed 5% of a Fund's assets.


     Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION
Distributions


     For The Osterweis Fund, dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. For the Strategic Income Fund, dividends from net investment income are generally made quarterly and distributions from net profits from the sale of securities are generally made annually. Also, each Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.


     Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

     Each series of the Trust is treated as a separate entity for federal income tax purposes. The Funds intend to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is the Funds' policy to distribute to their shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of their ordinary income for such year, (ii) at least 98% of the excess of their realized capital gains over their realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal excise tax.

     A Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

     The Funds may purchase and write certain options, futures and foreign currency. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles," may also affect the taxation of a Fund's transactions in options, futures, and foreign currency contracts. Under Section 1092 of the Code, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

     Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     Under the Code, a Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

     The Funds will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as they qualify as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.

     Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with Advisers, the Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Funds' investment objectives, strategies, and policies and to general supervision by the Board.

     The Trustees and executive officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.


--------------------- ----------- -------------------- ------------------------------------------ -------------------


                        Position  Term of Office and
       Name, Address      with      Length of Time       Principal Occupation During Past Five          Other
          and Age      the Trust        Served                           Years                    Directorships Held
--------------------- ----------- -------------------- ------------------------------------------ -------------------
                                    Independent Trustees of the Trust
---------------------------------------------------------------------------------------------------------------------
Dorothy A. Berry*     Chairman    Indefinite Term      President, Talon Industries, Inc.          None.
  (born 1943)         and Trustee since May 1991.      (administrative, management and business
2020 E. Financial Way                                  consulting); formerly Chief Operating
Suite 100                                              Officer, Integrated Asset Management
Glendora, CA 91741                                     (investment advisor and manager) and
                                                       formerly President, Value Line, Inc.
                                                       (investment advisory and financial
                                                       publishing firm).
--------------------- ----------- -------------------- ------------------------------------------ -------------------
Wallace L. Cook*      Trustee     Indefinite Term      Retired.  Formerly Senior Vice             None.
  (born 1939)                     since May 1991.      President, Rockefeller Trust Co.;
2020 E. Financial Way                                  Financial Counselor, Rockefeller & Co.
Suite 100
Glendora, CA 91741
--------------------- ----------- -------------------- ------------------------------------------ -------------------
Carl A. Froebel*      Trustee     Indefinite Term      Private Investor.  Formerly Managing       None.
  (born 1938)                     since May 1991.      Director, Premier Solutions, Ltd.
2020 E. Financial Way                                  Formerly President and Founder, National
Suite 100                                              Investor Data Services, Inc. (investment
Glendora, CA 91741                                     related computer software).
--------------------- ----------- -------------------- ------------------------------------------ -------------------
Rowley W.P. Redington Trustee     Indefinite Term      President; Intertech Computer Service      None.
  (born 1944)                     since May 1991.      Corp. (computer services and
2020 E. Financial Way                                  consulting); formerly Vice President,
Suite 100                                              PRS of New Jersey, Inc. (management
Glendora, CA 91741                                     consulting), and Chief Executive
                                                       Officer, Rowley Associates (consultants).
--------------------- ----------- -------------------- ------------------------------------------ -------------------
Ashley T. Rabun*      Trustee     Indefinite Term      Founder and Chief Executive Officer,       Trustee, E*TRADE
  (born 1952)                     since May 2002.      InvestorReach, Inc. (financial services    Funds.
2020 E. Financial Way                                  marketing and distribution consulting).
Suite 100
Glendora, CA 91741
----------------------------------------------------------------------------------------------------------------------
                                      Interested Trustee of the Trust
----------------------------------------------------------------------------------------------------------------------
Steven J. Paggioli**  Trustee      Indefinite Term      Consultant, U.S. Bancorp Fund Services,    Trustee, Managers
  (born 1950)                      since May 1991.      LLC since July 2001; formerly, Executive   Funds.
2020 E. Financial Way                                   Vice President, Investment Company
Suite 100                                               Administration, LLC ("ICA") (mutual fund
Glendora, CA 91741                                      administrator and the Fund's former
                                                        administrator).
----------------------------------------------------------------------------------------------------------------------
                                           Officers of the Trust
--------------------- ----------- --------------------- ------------------------------------------- ------------------
Robert M. Slotky      President   Indefinite Term       Vice President, U.S. Bancorp Fund           Not
  (born 1947)                     since August 2002.    Services, LLC since July 2001; formerly,    Applicable.
2020 E. Financial Way                                   Senior Vice President, ICA (May 1997-July
Suite 100                                               2001).
Glendora, CA 91741
--------------------- ----------- --------------------- ------------------------------------------- ------------------
Eric W. Falkeis       Treasurer   Indefinite Term       Vice President, U.S. Bancorp Fund           Not
  (born 1973)                     since August 2002.    Services, LLC since 1997; Chief Financial   Applicable.
615 East Michigan St.                                   Officer, Quasar Distributors, LLC since
Milwaukee, WI 53202                                     2000.
--------------------- ----------- --------------------- ------------------------------------------- ------------------
Chad E. Fickett       Secretary   Indefinite Term       Compliance Administrator, U.S. Bancorp      Not
  (born 1973)                     since March 2002.     Fund Services, LLC since July 2000.         Applicable
615 East Michigan St.
Milwaukee, WI 53202

--------------------- ----------- --------------------- ------------------------------------------- ------------------

* Denotes those Trustees of the Trust who are not "interested persons" of the of the Trust as defined in the 1940 Act ("Independent Trustees").

** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with U.S. Bancorp Fund Services, LLC, the Funds' administrator.


Compensation

     Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. This amount is allocated among each of the Trust's portfolios. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.



                                                     Pension or        Estimated
                                    Aggregate     Retirement Benefits  Annual         Total Compensation
     Name of Person/Position    Compensation From   Accrued as Part    Benefits Upon    from Trust(2)
                                   the Trust(1)     of Fund Expenses   Retirement     Paid to Trustees
------------------------------ ------------------ ------------------- -------------- -------------------
Dorothy A. Berry, Trustee            $26,000                None        None             $26,000
------------------------------ ------------------ ------------------- -------------- -------------------
Wallace L. Cook, Trustee             $21,000                None        None             $21,000
------------------------------ ------------------ ------------------- -------------- -------------------
Carl A. Froebel, Trustee             $21,000                None        None             $21,000
------------------------------ ------------------ ------------------- -------------- -------------------
Rowley W.P. Redington, Trustee       $21,000                None        None             $21,000
------------------------------ ------------------ ------------------- -------------- -------------------
Ashley T. Rabun, Trustee             $21,000                None        None             $21,000
------------------------------ ------------------ ------------------- -------------- -------------------

(1)  For the fiscal year ended March 31, 2003.
(2) There are currently numerous portfolios comprising the Trust. For the fiscal year ended March 31, 2003, The Osterweis Fund was apportioned trustees' fees and expenses in the amount of $11,662. For the fiscal period August 30, 2003 through March 31, 2003, The Osterweis Strategic Income Fund was apportioned trustees' fees and expenses in the amount of $3,090.


Trust Committees

     The Trust has two standing committees: the Audit Committee and the Valuation Committee.


     The Audit Committee is comprised of all of the Trustees who are not "interested persons" as defined under the 1940 Act ("Independent Trustees"). It does not include interested Trustees of the Trust. The Audit Committee typically meets once per year with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of a Fund's pricing and financial reporting. With respect to The Osterweis Fund, the Audit Committee met once during the Fund's last fiscal year. With respect to The Osterweis Strategic Income Fund, the Audit Committee met once during the Fund's last fiscal period.

     The Valuation Committee is comprised of one or more Independent Trustees and the Trust's Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. With respect to The Osterweis Fund, the Valuation Committee met eight times during the Fund's last fiscal year. With respect to The Osterweis Strategic Income Fund, the Valuation Committee met ten times during the Fund's last fiscal period.


Control Persons, Principal Shareholders, and Management Ownership

     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.


     As of June 2, 2003, the following shareholders were considered to be either a control person or principal shareholder of The Osterweis Fund:



--------------------------------- -------------- ----------------------------

Name and Address                   % Ownership        Type of Ownership
--------------------------------- -------------- ----------------------------
Charles Schwab & Co.                  29.83%               Record
101 Montgomery Street
San Francisco, CA 94104-4122

Osterweis Capital Management
Retirement Trust                      6.00%                Record
John S. Osterweis, Trustee
One Maritime Plaza, Suite 800
San Francisco, CA 94111-3411
--------------------------------- -------------- ----------------------------

     As of June 2, 2003, the following shareholders were considered to be either a control person or principal shareholder of The Osterweis Strategic Income
Fund:

--------------------------------- ------------ ----------------------------

Name and Address                  % Ownership       Type of Ownership
--------------------------------- ------------ ----------------------------
John S. Osterweis                    20.98%        Record & Beneficial
One Maritime Plaza, Suite 800
San Francisco, CA 94111-3411

Wallace Hawley & Alexandra Hawley    12.95%        Record & Beneficial
One Maritime Plaza, Suite 800
San Francisco, CA 94111-3411

Hollis Capital Management            8.55%               Record
1 Sansomme St. #3900
San Francisco, CA 94111-3502

F. Warren Hellman                    6.82%         Record & Beneficial
One Maritime Plaza, Suite 800
San Francisco, CA 94111-3411

Kent E. Soule                        5.07%         Record & Beneficial
One Maritime Plaza, Suite 800
San Francisco, CA 94111-3411

--------------------------------- ------------ ----------------------------



     As of December 31, 2002, no Independent Trustee of the Trust beneficially owned shares of The Osterweis Fund or The Osterweis Strategic Income Fund, and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of either Fund as of June 2, 2003. Furthermore, as of December 31, 2002, neither the Independent Trustees nor members of their immediately family, own securities beneficially or of record in an Adviser, any principal underwriter to the Funds, or an affiliate of an Adviser or principal underwriter. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in an Adviser, any principal underwriter or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which an Adviser, any principal underwriter or any affiliate of thereof was a party.

                         THE FUNDS' INVESTMENT ADVISERS


     As stated in the Prospectus, investment advisory services are provided to The Osterweis Fund by Osterweis Capital Management, Inc., and to The Osterweis Strategic Income Fund by Osterweis Capital Management, LLC, each an Adviser, pursuant to separate Investment Advisory Agreements (each an "Advisory Agreement"). The Advisers are affiliated entities whose address is One Maritime Plaza, Suite 800, San Francisco, CA 94111. As compensation, each Fund pays the Adviser a monthly management fee (accrued daily) based upon its average daily net assets at the annual rate of 1.00%.

     After its initial term, each Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the applicable Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


     In approving the Advisory Agreement on behalf of The Osterweis Strategic Income Fund and renewing the Advisory Agreement on behalf of The Osterweis Fund, at a meeting of the Board of Trustees in May 2002 and May 2003, respectively, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Adviser to each Fund; (b) the appropriateness of the fees paid by each Fund to the Adviser; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of each Advisory Agreement to the Adviser; and (e) the nature of each Fund's investments.

     Specifically, the Board of Trustees considered, among other things, that although the proposed advisory fees and total expenses of The Osterweis Strategic Income Fund were relatively high in comparison to the funds in the relevant peer group that invested in similar securities, the nature of the Fund's investment strategy was unique and therefore fully warranted the proposed advisory fee. Also, the Trustees noted the fees and expenses for The Osterweis Strategic Income Fund were still within the ranges of fees and expenses borne by the funds within the peer group, and that the Adviser had agreed to contractually limit the Fund's expenses to an amount well within the relevant peer group for total expenses. With respect to renewing the Advisory Agreement for The Osterweis Fund, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Trustees noted, among other things, that as with prior renewal meetings, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Adviser's brokerage practices were reasonably efficient. In addition, they noted that the performance of the Fund for the one-year period ended March 31, 2003 was higher than the Fund's benchmark index.

     For the fiscal year ended March 31, 2003, the Adviser received fees from The Osterweis Fund in the amount of $690,061. For the fiscal year ended March 31, 2002, the Adviser received fees from The Osterweis Fund in the amount of $583,889. For the fiscal year ended March 31, 2001, the Adviser received fees from The Osterweis Fund in the amount of $468,022. For the fiscal period August 30, 2002 through March 31, 2003, the Adviser accrued fees from The Osterweis Strategic Income Fund in the amount of $51,513, all of which was waived by the Adviser. For the same period, the Adviser reimbursed the Fund an additional $21,575.


     The Funds are responsible for their own operating expenses. The Adviser to The Osterweis Strategic Income Fund, however, has contractually agreed to reduce fees payable by The Osterweis Strategic Income Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the "Fees and Expenses" Table (the "expense cap") of the Prospectus. Any such reductions made by the Adviser in its fees or payment of expenses which are The Osterweis Strategic Income Fund's obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.

     Under the expense limitation agreement, the Adviser may recoup reimbursements made in any fiscal year in any subsequent fiscal year over the following three fiscal years. Before the Adviser may receive any such reimbursement, the Trustees must review and approve it and any such reimbursement may not be paid prior to The Osterweis Strategic Income Fund's payment of current ordinary Fund expenses. The Trustees may terminate this expense reimbursement arrangement at any time.

                                SERVICE PROVIDERS

Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent


     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the "Administrator"), provides administrative services to the Funds pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required notice filings necessary to maintain each Fund's ability to sell shares in all states where the Funds currently do, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of each Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. The Administrator also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. The Administrator, the Distributor, and the Custodian are affiliated entities under the common control of U.S. Bancorp.

     For its services to The Osterweis Strategic Income Fund, during the fiscal period August 30, 2002 through March 31, 2003, the Administrator received fees of $17,425. For its services to The Osterweis Fund, during the fiscal years ended March 31, 2003, 2002, and 2001, the Administrator received fees of $128,509, $115,306, and $ 93,604, respectively.


Custodian

     U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, U.S. Bank, National Association holds each Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Independent Auditors and Legal Counsel


         Tait, Weller & Baker, 1818 Market Street, Philadelphia, Pennsylvania 19103, are the independent auditors for the Funds and audit the Funds' financial statements. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441, are legal counsel to the Funds.


                      PRINCIPAL UNDERWRITER AND DISTRIBUTOR

     Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), serves as principal underwriter for shares of The Osterweis Fund, and acts as each Fund's distributor in a continuous public offering of each Fund's shares. T.O. Richardson Securities, Inc., Two Bridgewater Road, Farmington, CT 06032, serves as principal underwriter for shares of The Osterweis Strategic Income Fund. Pursuant to a distribution agreement between each Fund and the Distributor, the Distributor provides certain administration services and promotes and arranges for the sale of Fund shares. T.O. Richardson Securities, Inc. and the Distributor are each registered as a broker-dealer under the Securities Exchange Act of 1934 and are each a member of the National Association of Securities Dealers, Inc. ("NASD").

     The  principal  underwriter  agreement  and  the  distribution   agreements
continue in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The agreements may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreements, the Advisers determine which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute a Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.


     Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which a Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.


     In placing portfolio transactions, the Advisers will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisers that it may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. Each Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with each Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of a Fund subject to rules adopted by the NASD.


     While it is each Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to a Fund or to the Advisers, even if the specific services are not directly useful to the Fund and may be useful to the Advisers in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisers to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of each Adviser's overall responsibilities to the Fund.


     Investment decisions for a Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by each Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts or Funds. In such event, the position of a Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between such Fund and all such client accounts or Funds in a manner deemed equitable by each Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for such Fund.

     The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of a Fund for their customers.


     During the fiscal year ended March 31, 2003, The Osterweis Fund paid $113,899 in brokerage commissions with respect to portfolio transactions. During the fiscal year ended March 31, 2002, The Osterweis Fund paid $121,039 in brokerage commissions with respect to portfolio transactions. During the fiscal year ended March 31, 2001, The Osterweis Fund paid $64,158 in brokerage commissions with respect to portfolio transactions.

     During the fiscal period August 30, 2002 through March 31, 2003, The Osterweis Strategic Income Fund paid $1,500 in brokerage commissions with respect to portfolio transactions.


                               PORTFOLIO TURNOVER


     Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the respective Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." The Osterweis Fund's portfolio turnover rate for the fiscal years ended March 31, 2003, 2002 and 2001 was 34.26%, 48.85%, and 31.77% respectively
.. The Osterweis Strategic Income Fund's portfolio turnover rate for the fiscal period August 30, 2002 through March 31, 2003 was 60.91%.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

     The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.


     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.


     Shareholders who purchase Fund shares by payment-in-kind in the form of shares of stock, bonds or other securities will be charged the brokerage commissions on the sale of any security so tendered it if is sold by a Fund within 90 days of acquisition.

How to Sell Shares

         You can sell your Fund shares any day the NYSE is open for regular trading.

Delivery of redemption proceeds

     Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Fund's portfolio securities at the time of redemption or repurchase.

Telephone redemptions

     Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of a Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to such Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, a Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

         During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.


Redemptions-in-Kind


     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of Fund's assets). The Funds have reserved the right to pay the redemption price of their shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Automatic Investment Plan

     As discussed in the Prospectus, the Funds provide an Automatic Investment Plan for the convenience of investors who wish to purchase shares of a Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the applicable Fund. The market value of a Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of each Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of a Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.


     In valuing a Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the closing bid price on such day.
Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the over-the-counter market and not on Nasdaq are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how The Osterweis Fund calculated its net asset value per share as of March 31, 2003 is as follows:



               Net Assets
         --------------------------  =          Net Asset Value Per Share
           Shares Outstanding

               $71,575,482
         --------------------------  =                    $16.90
                4,234,035

     An example of how The Osterweis Strategic Income Fund calculated its net asset value per share as of March 31, 2003 is as follows:

               Net Assets
         ------------------------- =          Net Asset Value Per Share
           Shares Outstanding

               $12,953,205
         ------------------------- =                    $10.43
                1,241,500


                             PERFORMANCE INFORMATION


     From time to time, the Funds may state their total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Funds' average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Funds may also advertise aggregate and average total return information over different periods of time.

     The Funds' total return may be compared to relevant indices, including the S&P 500 Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of the Funds' performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

     Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of the Funds' total returns for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


         Average Annual Total Return

     Average annual total return quotations used in each Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


     The average annual total return computed at the public offering price (net asset value) for The Osterweis Fund for the fiscal year ended March 31, 2003 are as follows:

         One Year                          -14.45%
         Five Years                          8.22%
         Since Inception*                   12.22%

         *The Fund commenced operations on October 1, 1993.

     The total return computed at the public offering price (net asset value) for The Osterweis Strategic Income Fund for the fiscal period August 30, 2002 through March 31, 2003 was 6.95%.


         Average Annual Total Return (after Taxes on Distributions):

     Each Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

         P(1 + T)n = ATVD


where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the applicable Adviser.

     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for The Osterweis Fund for the fiscal year ended March 31, 2003 are as follows:

         One Year                          -14.55%
         Five Years                          6.54%
         Since Inception*                   10.75%

         *The Fund commenced operations on October 1, 1993.

     The total return (after taxes on distributions) computed at the public offering price (net asset value) for The Osterweis Strategic Income Fund for the fiscal period August 30, 2002 through March 31, 2003 was 5.92%.


     Average Annual Total Return (after Taxes on Distributions and Redemptions):

     Each Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

         P(1 + T)n = ATVDR


where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the applicable Adviser.

     The  average  annual  total  return  (after  taxes  on  distributions   and
redemptions) computed at the public offering price (net asset value) for The Osterweis Fund for the fiscal year ended March 31, 2003 are as follows:

         One Year                           -8.87%
         Five Years                          6.75%
         Since Inception*                   10.20%

         *The Fund commenced operations on October 1, 1993.

     The total return (after taxes on distributions and redemptions) computed at the public offering price (net asset value) for The Osterweis Strategic Income Fund for the fiscal period August 30, 2002 through March 31, 2003 was 4.26%.

                               PROXY VOTING POLICY

     The Board has adopted a Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board's continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser's Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

     The Adviser has adopted a Proxy Voting Policies and Procedures ("Adviser's Proxy Policies") which underscores the Adviser's concern that all proxies voting decisions be made in the best interest's of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund. The Adviser utilizes the services of Investor Responsibility Research Center (IRRC) to develop its proxy voting guidelines and to track and vote proxies.

Certain of the Adviser's proxy voting guidelines are summarized below:

o    The  Adviser  votes  for  uncontested  directors  nominees  recommended  by management.
o The Adviser votes against a management proposal to adopt a poison pill and votes for a management proposal to redeem a poison pill or limit the payment of greenmail.
o The Adviser votes against a management proposal to eliminate or limit shareholders' rights to call a special meeting.
o The Adviser votes for a management proposal to adopt a deferred compensation plan or approve a long-term bonus plan or an employment agreement.

     Although many proxy proposals can be voting in accordance with the Adviser's proxy voting guidelines, some proposals will require special consideration, and the Adviser will make a decision on a case-by-case basis in these situations.

     Where a proxy proposal raises a material conflict between the Adviser's interests and the Fund's interests, the Adviser will resolve the conflict as follows:

o To the extent the matter is specifically covered by the Adviser's proxy voting guidelines, IRRC will have voted the proxies automatically.
o To the extent the Adviser is making a case-by-case determination under its proxy voting guidelines, the Adviser will disclose the conflict to the Board and obtain the Board's consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination. If the Board's consent or the independent third party's determination is not received in a timely manner, the Adviser will abstain from voting the proxy.

     The Trust will be required to file new Form N-PX, with each Fund's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX is due no later than August 31, 2004. Once filed, Form N-PX for each Fund will be available without charge, upon request, by calling toll-free (866) 236-0050 and on the SEC's website at www.sec.gov.

                          ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Funds' distributor, underwriter, and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                               GENERAL INFORMATION

     Investors  in a Fund  will  be  informed  of the  Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

     The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.


     Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. The Funds, each a separate series of the Trust, vote separately on matters affecting only the Funds (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of each Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and each Fund itself is unable to meet its obligations.

     The Trust, the Advisers, and T.O. Richardson Securities, Inc. have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of these entities to invest in securities that may be purchased or held by a Fund.


                              FINANCIAL STATEMENTS


     The Annual Report to Shareholders for The Osterweis Fund for the fiscal year ended March 31, 2003 and The Osterweis Strategic Income Fund for the fiscal period August 30, 2002 through March 31, 2003is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.



                                    APPENDIX

                            Commercial Paper Ratings

Standard & Poor's

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

     A-1 - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

     A-3 - Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated `B' are regarded as having only speculative capacity for timely payment.

     C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

         Moody's

     Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade to indicate the relative repayment ability of rated issuers:

     Prime-1  -  Issuers  rated  Prime-1  (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                 Credit Ratings

Standard & Poor's

     Standard & Poor's issue credit ratings based in varying degrees, on the following considerations:

1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
2.   Nature of and provisions of the obligation; and
3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     AAA - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB, B, CCC, CC, and C - Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     C - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     D - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

     The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


     "c" - The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.


     "p" - The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

* - Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

"r"- The `r' highlights  derivative,  hybrid, and certain other obligations that
     Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. - Not Rated - Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Moody's

     Moody's uses the following categories for long-term obligations:

     Aaa - Bonds that are rated "Aaa" to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds that are rated "Baa" considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                             Municipal Note Ratings

Standard & Poor's

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

o Amortization schedule- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

     SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 - Speculative capacity to pay principal and interest.

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         MIG 1/VMIG 1

     This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.



                                     PART C
                              (The Osterweis Fund &
                      The Osterweis Strategic Income Fund)

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)  Agreement  and   Declaration  of  Trust  was  previously   filed  with  the
     Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(b) Amended and Restated Bylaws was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 18, 2003 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d)  (i) Investment Advisory Agreement for The Osterweis Fund is filed herewith.

     (ii) Investment Advisory Agreement for The Osterweis Strategic Income Fund is filed herewith.

(e)  Distribution Agreements

     (i)  Form  of  Distribution   Agreement  was  previously   filed  with  the
          Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Principal Underwriter Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on August 22, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on March 27, 2003 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iv) Operating Expenses Limitation Agreement for the Osterweis Strategic Income Fund is filed herewith.

     (v) Power of Attorney was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on October 24, 2002 and is incorporated herein by reference.

(i)  Opinion of Counsel is not applicable.

(j)  (i)  Consent of Independent Public Accountants is filed herewith.

     (ii) Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m)  Rule 12b-1 Plan is not applicable.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p) Code of Ethics for Registrant and Advisers was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on July 19, 2000 and is incorporated herein by reference

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article VII of the Registrant's Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant's Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002). Reference is also made to Paragraph 6 of the Distribution Agreement filed herewith. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisers.

     With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers' Uniform Applications for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC") and each dated March 27, 2003. Each Adviser's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriters.

     (a)  Quasar  Distributors,   LLC,  615  East  Michigan  Street,  Milwaukee,
          Wisconsin, 53202, the Distributor for shares of the Registrant, acts as Distributor for the following other investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust                 The Hennessy Funds, Inc.
           AHA Investment Funds              The Hennessy Mutual Funds, Inc.
     Alpha Analytics Investment Trust              Jacob Internet Fund
           Alpine Equity Trust                 The Jensen Portfolio, Inc.
           Alpine Series Trust                        Kenwood Funds
     Alternative Investment Advisors            Kit Cole Investment Trust
            Blue & White Fund                  Light Revolution Fund, Inc.
         Brandes Investment Trust                   The Lindner Funds
      Brandywine Advisors Fund, Inc.                   LKCM Funds
           Brazos Mutual Funds            Matrix Asset Advisor Value Fund, Inc.
              Buffalo Funds                        Monetta Fund, Inc.
     Builders Fixed Income Fund, Inc.                 Monetta Trust
            CCM Advisors Funds                         MUTUALS.com
       CCMA Select Investment Trust            MW Capital Management Funds
        Country Mutual Funds Trust                   Optimum Q Funds
            Cullen Funds Trust                     Permanent Portfolio
         Dow Jones Islamic Index               PIC Investment Trust Funds
              Everest Funds                 Professionally Managed Portfolios
        First American Funds, Inc.              Prudent Bear Mutual Funds
First American Insurance Portfolios, Inc.         Purisima Funds Trust
  First American Investment Funds, Inc.               Rainier Funds
   First American Strategy Funds, Inc.              SEIX Funds, Inc.
             FFTW Funds, Inc.                 TIFF Investment Program, Inc.
         Fort Pitt Capital Funds               Thompson Plumb Funds, Inc.
               Gintel Fund                TT International U.S.A. Master Trust
           Glenmede Fund, Inc.                        Wexford Trust
         Guinness Atkinson Funds                      Zodiac Trust
       Harding, Loevner Funds, Inc.
----------------------------------------- --------------------------------------

              T.O. Richardson Securities, Inc. ("TORS") serves as The Osterweis Strategic Income Fund's principal underwriter. In addition to serving as principal underwriter for The Osterweis Strategic Income Fund, TORS also serves as principal underwriter for the following investment companies:

-------------------------------------------- -----------------------------------
     Advisors Series Trust                          Grand Prix Funds, Inc.
         Barrett Funds                            Masters Select Funds Trust
   Fremont Mutual Funds, Inc.                        T.O. Richardson Trust
-------------------------------------------- -----------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal   Position and Offices with Quasar Positions and Offices with
Business Address     Distributors, LLC                Registrant
-------------------- -------------------------------- --------------------------
James R. Schoenike   President, Board Member          None
-------------------- -------------------------------- --------------------------
Donna J. Berth       Treasurer                        None
-------------------- -------------------------------- --------------------------
Joe Redwine          Board Member                     None
-------------------- -------------------------------- --------------------------
Bob Kern             Board Member                     None
-------------------- -------------------------------- --------------------------
Eric W. Falkeis      Board Member                     None
-------------------- -------------------------------- --------------------------

     The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not applicable.

     To the best of Registrant's knowledge, the directors and executive officers of TORS are as follows:

Name and Principal  Position and Offices with TORS        Positions and Offices
Business Address                                          with Registrant
------------------- ------------------------------------- ----------------------
Samuel Bailey, Jr.  President and Chief Executive Officer None
------------------- ------------------------------------- ----------------------
L. Austine Crowe    Vice President                        None
------------------- ------------------------------------- ----------------------
Kathleen M. Russo   Vice President and Secretary          Secretary
------------------- ------------------------------------- ----------------------

The address of each of the foregoing is Two Bridgewater Road, Farmington, Connecticut, 06032-2256.

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

------------------------------------- ------------------------------------------
Records Relating to:                  Are located at:
------------------------------------- ------------------------------------------
Registrant's Fund Administrator, Fund U.S. Bancorp Fund Services, LLC
Accountant and Transfer Agent         615 East Michigan Street, 3rd Floor
                                      Milwaukee, WI  53202
------------------------------------- ------------------------------------------
Registrant's Custodian                U.S. Bank, National Association
                                      425 Walnut Street
                                      Cincinnati, OH  45202
------------------------------------- ------------------------------------------
Registrant's Investment Advisers      Osterweis Capital Management, Inc.
                                      One Maritime Plaza, Suite 800
                                      San Francisco, CA 94111
------------------------------------- ------------------------------------------
                                      Osterweis Capital Management, LLC
                                      One Maritime Plaza, Suite 800
                                      San Francisco, CA 94111
------------------------------------- ------------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 30th day of June, 2003.


                                           Professionally Managed Portfolios

                                           By: Robert M. Slotky*
                                             -----------------------------------
                                               Robert M. Slotky
                                               President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on June 30, 2003.

Signature                        Title

Steven J. Paggioli*
--------------------------
Steven J. Paggioli             Trustee

Dorothy A. Berry*
--------------------------
Dorothy A. Berry               Trustee

Wallace L. Cook*
--------------------------
Wallace L. Cook                Trustee

Carl A. Froebel*
--------------------------
Carl A. Froebel                Trustee

Rowley W. P. Redington*
--------------------------
Rowley W. P. Redington         Trustee

Ashley T. Rabun*
--------------------------
Ashley T. Rabun                Trustee

Robert M. Slotky*
--------------------------
Robert M. Slotky               President

Eric W. Falkeis*
--------------------------
Eric W. Falkeis                Treasurer and Principal Financial
                               and Accounting Officer

*  By /s/ Eric W. Falkeis
      ---------------------
          Eric W. Falkeis
          Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit                                                           Exhibit No.

Investment Advisory Agreement for The Osterweis Fund               EX-99.d.i.
Investment Advisory Agreement for The Osterweis
        Strategic Income Fund                                      EX-99.d.ii.
Operating Expenses Limitation Agreement for
        The Osterweis Strategic Income Fund                        EX-99.h.iv.
Consent of Ernst & Young LLP                                       EX-99.j.i.
Consent of Tait, Weller & Baker                                    EX-99.j.ii.